SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Annual Report

September 30, 2011

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a “License Agreement” with Standard & Poor’s Financial Services LLC, and SPDR S&P 500 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not, however, sponsored by or affiliated with Standard & Poor’s Financial Services LLC or The McGraw-Hill Companies, Inc.

Precise in a world that isn’t. TM

SPDR S&P 500 ETF Trust
Trust Overview

OBJECTIVE:
The SPDR S&P 500 ETF Trust (the “Trust”) is an exchange traded fund designed to generally correspond to the price and yield performance of the S&P 500 Index (the “Index”).

STRATEGY:
To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:
The Trust ended its fiscal year on September 30, 2011 with a 12-month total return of 1.01% on net asset value as compared to the Index return of 1.14%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage and Trustee fees. The Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust
Schedule of Investments
September 30, 2011

Common Stocks	Shares	Value

3M Co.	5,557,447	$398,969,120
Abbott Laboratories	12,221,490	625,006,999
Abercrombie & Fitch Co. (Class A)	684,217	42,120,399
Accenture PLC (Class A)	5,078,607	267,541,017
ACE Ltd.	2,638,640	159,901,584
Adobe Systems, Inc.(a)	3,873,939	93,633,106
Advanced Micro Devices, Inc.(a)	4,517,015	22,946,436
Aetna, Inc.	2,925,157	106,329,457
AFLAC, Inc.	3,657,866	127,842,417
Agilent Technologies, Inc.(a)	2,721,983	85,061,969
Air Products & Chemicals, Inc.	1,657,102	126,552,880
Airgas, Inc.	546,449	34,874,375
AK Steel Holding Corp.	860,686	5,628,886
Akamai Technologies, Inc.(a)	1,465,756	29,139,229
Alcoa, Inc.	8,319,508	79,617,692
Allegheny Technologies, Inc.	828,726	30,654,575
Allergan, Inc.	2,415,449	198,984,689
Alpha Natural Resources, Inc.(a)	1,774,830	31,396,743
Altera Corp.	2,519,973	79,454,749
Altria Group, Inc.	16,251,077	435,691,374
Amazon.com, Inc.(a)	2,848,492	615,929,425
Ameren Corp.	1,877,188	55,883,887
American Electric Power Co., Inc.	3,768,091	143,262,820
American Express Co.	8,146,671	365,785,528
American International Group, Inc.(a)	3,407,340	74,791,113
American Tower Corp. (Class A)(a)	3,105,627	167,082,733
Ameriprise Financial, Inc.	1,852,001	72,894,759
AmerisourceBergen Corp.	2,112,173	78,720,688
Amgen, Inc.	7,248,726	398,317,494
Amphenol Corp. (Class A)	1,332,809	54,338,623
Anadarko Petroleum Corp.	3,891,144	245,336,629
Analog Devices, Inc.	2,347,202	73,350,063
Aon Corp.	2,585,500	108,539,290
Apache Corp.	2,998,886	240,630,613
Apartment Investment & Management Co. (Class A)	934,413	20,669,216
Apollo Group, Inc. (Class A)(a)	952,587	37,731,971
Apple, Inc.(a)	7,272,235	2,772,030,537
Applied Materials, Inc.	10,297,758	106,581,795
Archer-Daniels-Midland Co.	5,334,736	132,354,800
Assurant, Inc.	754,988	27,028,570
AT&T, Inc.	46,483,977	1,325,723,024
Autodesk, Inc.(a)	1,813,398	50,376,196
Automatic Data Processing, Inc.	3,840,295	181,069,909
AutoNation, Inc.(a)	382,550	12,539,989
Autozone, Inc.(a)	229,994	73,411,785
AvalonBay Communities, Inc.	738,691	84,247,709
Avery Dennison Corp.	826,423	20,726,689
Avon Products, Inc.	3,362,058	65,896,337
Baker Hughes, Inc.	3,399,062	156,900,702
Ball Corp.	1,314,021	40,760,931
Bank of America Corp.	79,566,086	486,944,446
Baxter International, Inc.	4,461,192	250,451,319
BB&T Corp.	5,446,861	116,181,545
Becton, Dickinson & Co.	1,711,141	125,460,858
Bed Bath & Beyond, Inc.(a)	1,919,193	109,988,951
Bemis Co., Inc.	824,117	24,154,869
Berkshire Hathaway, Inc. (Class B)(a)	13,794,844	979,985,718
Best Buy Co., Inc.	2,368,399	55,183,697
Big Lots, Inc.(a)	514,154	17,907,984
Biogen Idec, Inc.(a)	1,889,851	176,039,621
BlackRock, Inc.	785,036	116,193,178
BMC Software, Inc.(a)	1,383,475	53,346,796
Boston Properties, Inc.	1,138,727	101,460,576
Boston Scientific Corp.(a)	11,911,477	70,396,829
Bristol-Myers Squibb Co.	13,343,218	418,710,181
Broadcom Corp. (Class A)(a)	3,782,523	125,920,191
Brown-Forman Corp. (Class B)	806,229	56,548,902
C.H. Robinson Worldwide, Inc.	1,276,845	87,425,577
C.R. Bard, Inc.	671,859	58,814,537
CA, Inc.	2,968,836	57,625,107
Cablevision Systems Corp.	1,809,972	28,470,860
Cabot Oil & Gas Corp.	814,888	50,449,716
Cameron International Corp.(a)	1,917,087	79,635,794
Campbell Soup Co.	1,430,523	46,306,030
Capital One Financial Corp.	3,590,741	142,301,066
Cardinal Health, Inc.	2,703,008	113,201,975
CareFusion Corp.(a)	1,745,666	41,808,701
CarMax, Inc.(a)	1,759,376	41,961,118
Carnival Corp.	3,644,205	110,419,411
Caterpillar, Inc.	5,072,624	374,562,556
CBRE Group, Inc.(a)	2,567,251	34,555,198
CBS Corp. (Class B)	5,230,521	106,598,018
Celgene Corp.(a)	3,598,977	222,848,656
CenterPoint Energy, Inc.	3,326,958	65,274,916
CenturyLink, Inc.	4,808,162	159,246,325
Cephalon, Inc.(a)	606,070	48,909,849
Cerner Corp.(a)	1,131,211	77,510,578
CF Industries Holdings, Inc.	557,437	68,782,151
Chesapeake Energy Corp.	5,148,479	131,543,638
Chevron Corp.	15,722,977	1,454,689,832
Chipotle Mexican Grill, Inc.(a)	243,129	73,655,931
Chubb Corp.	2,242,825	134,547,072
CIGNA Corp.	2,116,165	88,751,960
Cincinnati Financial Corp.	1,276,997	33,623,331
Cintas Corp.	881,349	24,801,161
Cisco Systems, Inc.	43,182,493	668,896,817

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stocks	Shares	Value

Citigroup, Inc.	22,908,452	$586,914,540
Citrix Systems, Inc.(a)	1,470,406	80,181,239
Cliffs Natural Resources, Inc.	1,128,781	57,759,724
Clorox Co.	1,044,659	69,292,231
CME Group, Inc.	524,848	129,322,547
CMS Energy Corp.	1,975,003	39,085,309
Coach, Inc.	2,267,293	117,513,796
Coca-Cola Enterprises, Inc.	2,542,535	63,258,271
Cognizant Technology Solutions Corp. (Class A)(a)	2,382,669	149,393,346
Colgate-Palmolive Co.	3,824,291	339,138,126
Comcast Corp. (Class A)	21,564,223	450,692,261
Comerica, Inc.	1,573,836	36,151,013
Computer Sciences Corp.	1,210,682	32,506,812
Compuware Corp.(a)	1,719,930	13,174,664
ConAgra Foods, Inc.	3,193,797	77,353,763
ConocoPhillips	10,760,602	681,361,319
CONSOL Energy, Inc.	1,769,490	60,038,796
Consolidated Edison, Inc.	2,288,270	130,477,155
Constellation Brands, Inc. (Class A)(a)	1,399,234	25,186,212
Constellation Energy Group, Inc.	1,565,083	59,567,059
Corning, Inc.	12,278,007	151,756,167
Costco Wholesale Corp.	3,416,754	280,583,838
Coventry Health Care, Inc.(a)	1,163,243	33,513,031
Covidien PLC	3,877,275	170,987,827
CSX Corp.	8,626,863	161,063,532
Cummins, Inc.	1,534,894	125,339,444
CVS Caremark Corp.	10,549,166	354,240,994
D.R. Horton, Inc.	2,183,799	19,741,543
Danaher Corp.	4,478,813	187,841,417
Darden Restaurants, Inc.	1,067,325	45,628,144
DaVita, Inc.(a)	747,746	46,861,242
Dean Foods Co.(a)	1,431,060	12,693,502
Deere & Co.	3,246,900	209,652,333
Dell, Inc.(a)	12,133,373	171,687,228
Denbury Resources, Inc.(a)	3,106,480	35,724,520
DENTSPLY International, Inc.	1,100,839	33,784,749
Devon Energy Corp.	3,267,175	181,132,182
DeVry, Inc.	483,944	17,886,570
Diamond Offshore Drilling, Inc.	544,801	29,822,407
DIRECTV (Class A)(a)	5,783,047	244,333,736
Discover Financial Services	4,267,691	97,900,832
Discovery Communications, Inc. (Class A)(a)	2,146,891	80,766,039
Dominion Resources, Inc.	4,464,974	226,686,730
Dover Corp.	1,461,495	68,105,667
Dr. Pepper Snapple Group, Inc.	1,731,528	67,148,656
DTE Energy Co.	1,324,484	64,926,206
Duke Energy Corp.	10,413,398	208,163,826
Dun & Bradstreet Corp.	386,386	23,670,006
E*TRADE Financial Corp.(a)	1,971,785	17,962,961
E. I. du Pont de Nemours & Co.	7,323,242	292,709,983
Eastman Chemical Co.	554,829	38,022,431
Eaton Corp.	2,668,677	94,738,033
eBay, Inc.(a)	9,007,366	265,627,223
Ecolab, Inc.	1,818,939	88,927,928
Edison International	2,548,149	97,466,699
Edwards Lifesciences Corp.(a)	894,984	63,794,460
El Paso Corp.	6,014,186	105,127,971
Electronic Arts, Inc.(a)	2,599,655	53,162,945
Eli Lilly & Co.	7,970,296	294,661,843
EMC Corp.(a)	16,215,547	340,364,332
Emerson Electric Co.	5,841,649	241,318,520
Entergy Corp.	1,391,953	92,272,564
EOG Resources, Inc.	2,099,181	149,062,843
EQT Corp.	1,168,848	62,369,729
Equifax, Inc.	961,256	29,549,009
Equity Residential	2,304,307	119,524,404
Exelon Corp.	5,181,542	220,785,505
Expedia, Inc.	1,569,252	40,408,239
Expeditors International of Washington, Inc.	1,657,733	67,221,073
Express Scripts, Inc.(a)	3,813,841	141,379,086
Exxon Mobil Corp.	38,143,335	2,770,350,421
F5 Networks, Inc.(a)	631,907	44,896,992
Family Dollar Stores, Inc.	958,070	48,727,440
Fastenal Co.	2,309,724	76,867,615
Federated Investors, Inc. (Class B)	727,307	12,749,692
FedEx Corp.	2,468,752	167,085,135
Fidelity National Information Services, Inc.	1,936,399	47,093,224
Fifth Third Bancorp	7,187,062	72,589,326
First Horizon National Corp.	2,049,009	12,212,094
First Solar, Inc.(a)	462,587	29,240,124
FirstEnergy Corp.	3,270,611	146,883,140
Fiserv, Inc.(a)	1,123,505	57,040,349
FLIR Systems, Inc.	1,242,115	31,114,981
Flowserve Corp.	436,505	32,301,370
Fluor Corp.	1,366,084	63,591,210
FMC Corp.	563,221	38,952,364
FMC Technologies, Inc.(a)	1,882,010	70,763,576
Ford Motor Co.(a)	29,707,736	287,273,807
Forest Laboratories, Inc.(a)	2,149,867	66,194,405
Fortune Brands, Inc.(a)	1,201,682	64,986,963
Franklin Resources, Inc.	1,143,283	109,343,586
Freeport-McMoRan Copper & Gold, Inc.	7,408,676	225,594,184

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stocks	Shares	Value

Frontier Communications Corp.	7,787,729	$47,583,024
GameStop Corp. (Class A)(a)	1,103,594	25,493,021
Gannett Co., Inc.	1,872,975	17,849,452
General Dynamics Corp.	2,834,932	161,279,281
General Electric Co.	83,221,679	1,268,298,388
General Mills, Inc.	5,080,706	195,454,760
Genuine Parts Co.	1,233,408	62,657,126
Genworth Financial, Inc. (Class A)(a)	3,836,479	22,021,389
Gilead Sciences, Inc.(a)	6,049,179	234,708,145
Goodrich Corp.	976,587	117,854,519
Google, Inc. (Class A)(a)	1,977,285	1,017,075,858
H&R Block, Inc.	2,394,259	31,867,587
H.J. Heinz Co.	2,517,169	127,066,691
Halliburton Co.	7,222,211	220,421,880
Harley-Davidson, Inc.	1,844,292	63,314,544
Harman International Industries, Inc.	544,862	15,572,156
Harris Corp.	942,970	32,221,285
Hartford Financial Services Group, Inc.	3,482,794	56,212,295
Hasbro, Inc.	942,036	30,719,794
HCP, Inc.	3,175,191	111,322,196
Health Care REIT, Inc.	1,387,682	64,943,518
Helmerich & Payne, Inc.	836,921	33,978,993
Hess Corp.	2,364,780	124,056,359
Hewlett-Packard Co.	16,227,096	364,298,305
Honeywell International, Inc.	6,155,522	270,288,971
Hormel Foods Corp.	1,085,584	29,332,480
Hospira, Inc.(a)	1,312,241	48,552,917
Host Hotels & Resorts, Inc.	5,552,623	60,745,696
Hudson City Bancorp, Inc.	4,125,400	23,349,764
Humana, Inc.	1,318,810	95,917,051
Huntington Bancshares, Inc.	6,765,749	32,475,595
Illinois Tool Works, Inc.	3,854,836	160,361,178
Ingersoll-Rand PLC	2,590,780	72,775,010
Integrys Energy Group, Inc.	605,588	29,443,689
Intel Corp.	41,202,030	878,839,300
IntercontinentalExchange, Inc.(a)	573,331	67,802,124
International Business Machines Corp.	9,368,345	1,639,741,425
International Flavors & Fragrances, Inc.	627,173	35,259,666
International Game Technology	2,336,867	33,954,678
International Paper Co.	3,419,741	79,508,978
Intuit, Inc.(a)	2,400,540	113,881,618
Intuitive Surgical, Inc.(a)	306,457	111,636,156
Invesco, Ltd.	3,536,685	54,853,984
Iron Mountain, Inc.	1,566,936	49,546,516
ITT Corp.	1,437,812	60,388,104
J.C. Penney Co., Inc.	1,089,473	29,176,087
Jabil Circuit, Inc.	1,429,391	25,428,866
Jacobs Engineering Group, Inc.(a)	984,813	31,799,612
Janus Capital Group, Inc.	1,439,537	8,637,222
JDS Uniphase Corp.(a)	1,775,139	17,698,136
Johnson & Johnson	21,514,540	1,370,691,343
Johnson Controls, Inc.	5,306,010	139,919,484
Joy Global, Inc.	820,496	51,182,540
JPMorgan Chase & Co.	30,577,010	920,979,541
Juniper Networks, Inc.(a)	4,175,548	72,069,958
Kellogg Co.	1,958,265	104,160,115
KeyCorp	7,449,787	44,177,237
Kimberly-Clark Corp.	3,073,007	218,214,227
Kimco Realty Corp.	3,180,856	47,808,266
KLA-Tencor Corp.	1,309,341	50,121,573
Kohl’s Corp.	2,200,380	108,038,658
Kraft Foods, Inc. (Class A)	13,869,664	465,743,317
L-3 Communications Holdings, Inc.	831,448	51,524,833
Laboratory Corp. of America Holdings(a)	785,944	62,128,873
Legg Mason, Inc.	1,021,408	26,260,400
Leggett & Platt, Inc.	1,117,520	22,115,721
Lennar Corp. (Class A)	1,246,122	16,872,492
Leucadia National Corp.	1,544,391	35,026,788
Lexmark International, Inc. (Class A)(a)	617,337	16,686,619
Life Technologies Corp.(a)	1,402,282	53,889,697
Limited Brands, Inc.	1,942,289	74,797,549
Lincoln National Corp.	2,452,235	38,328,433
Linear Technology Corp.	1,777,241	49,140,714
Lockheed Martin Corp.	2,156,204	156,626,659
Loews Corp.	2,435,870	84,159,308
Lorillard, Inc.	1,084,097	120,009,538
Lowe’s Cos., Inc.	9,877,143	191,023,946
LSI Corp.(a)	4,493,686	23,277,293
M & T Bank Corp.	981,540	68,609,646
Macy’s, Inc.	3,337,897	87,853,449
Marathon Oil Corp.	5,569,344	120,186,444
Marathon Petroleum Corp.	2,784,599	75,351,249
Marriott International, Inc. (Class A)	2,224,497	60,595,298
Marsh & McLennan Cos., Inc.	4,284,787	113,718,247
Masco Corp.	2,808,639	19,997,510
MasterCard, Inc. (Class A)	837,382	265,584,075
Mattel, Inc.	2,715,744	70,310,612
McCormick & Co., Inc.	1,041,707	48,085,195
McDonald’s Corp.	8,093,220	710,746,580

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stocks	Shares	Value

McKesson Corp.	1,931,158	$140,395,187
Mead Johnson Nutrition Co.	1,595,972	109,850,753
MeadWestvaco Corp.	1,317,527	32,358,463
Medco Health Solutions, Inc.(a)	3,020,146	141,614,646
Medtronic, Inc.	8,283,181	275,332,936
MEMC Electronic Materials, Inc.(a)	1,782,547	9,340,546
Merck & Co., Inc.	24,140,679	789,641,610
MetLife, Inc.	8,266,184	231,535,814
MetroPCS Communications, Inc.(a)	2,314,992	20,163,580
Microchip Technology, Inc.	1,495,516	46,525,503
Micron Technology, Inc.(a)	7,948,673	40,061,312
Microsoft Corp.	58,490,665	1,455,832,652
Molex, Inc.	1,087,711	22,156,673
Molson Coors Brewing Co. (Class B)	1,239,511	49,097,031
Monsanto Co.	4,191,696	251,669,428
Monster Worldwide, Inc.(a)	1,022,000	7,337,960
Moody’s Corp.	1,552,099	47,261,415
Morgan Stanley	11,620,382	156,875,157
Motorola Mobility Holdings, Inc.(a)	2,038,461	77,013,057
Motorola Solutions, Inc.	2,353,163	98,597,530
Murphy Oil Corp.	1,511,203	66,734,724
Mylan, Inc.(a)	3,343,656	56,842,152
Nabors Industries, Ltd.(a)	2,236,835	27,423,597
National-Oilwell Varco, Inc.	3,309,191	169,496,763
NetApp, Inc.(a)	2,879,497	97,730,128
Netflix, Inc.(a)	416,408	47,120,729
Newell Rubbermaid, Inc.	2,274,548	26,998,885
Newfield Exploration Co.(a)	1,034,266	41,050,018
Newmont Mining Corp.	3,861,203	242,869,669
News Corp. (Class A)	17,873,963	276,510,208
NextEra Energy, Inc.	3,300,319	178,283,232
Nicor, Inc.	356,867	19,631,254
NIKE, Inc. (Class B)	2,966,426	253,659,087
NiSource, Inc.	2,179,956	46,607,459
Noble Corp.(a)	1,974,929	57,964,166
Noble Energy, Inc.	1,380,304	97,725,523
Nordstrom, Inc.	1,284,175	58,661,114
Norfolk Southern Corp.	2,727,962	166,460,241
Northeast Utilities	1,381,795	46,497,402
Northern Trust Corp.	1,886,893	66,003,517
Northrop Grumman Corp.	2,167,537	113,058,730
Novellus Systems, Inc.(a)	546,122	14,887,286
NRG Energy, Inc.(a)	1,889,223	40,070,420
Nucor Corp.	2,474,280	78,286,219
NVIDIA Corp.(a)	4,696,779	58,709,738
NYSE Euronext(c)	2,043,815	47,498,261
O’Reilly Automotive, Inc.(a)	1,080,437	71,989,517
Occidental Petroleum Corp.	6,381,108	456,249,222
Omnicom Group, Inc.	2,198,878	81,006,666
Oneok, Inc.	812,170	53,635,707
Oracle Corp.	30,992,837	890,734,135
Owens-Illinois, Inc.(a)	1,281,571	19,377,354
PACCAR, Inc.	2,858,464	96,673,252
Pall Corp.	902,468	38,264,643
Parker-Hannifin Corp.	1,213,939	76,635,969
Patterson Cos., Inc.	751,155	21,505,568
Paychex, Inc.	2,522,065	66,506,854
Peabody Energy Corp.	2,117,453	71,739,308
People’s United Financial, Inc.	2,945,250	33,575,850
Pepco Holdings, Inc.	1,755,633	33,216,576
PepsiCo, Inc.	12,426,043	769,172,062
PerkinElmer, Inc.	888,528	17,068,623
Pfizer, Inc.	61,209,434	1,082,182,793
PG&E Corp.	3,159,837	133,692,703
Philip Morris International, Inc.	13,780,417	859,622,412
Pinnacle West Capital Corp.	852,049	36,586,984
Pioneer Natural Resources Co.	912,429	60,010,455
Pitney Bowes, Inc.	1,593,186	29,951,897
Plum Creek Timber Co., Inc.	1,266,579	43,962,957
PNC Financial Services Group, Inc.	4,116,166	198,358,040
PPG Industries, Inc.	1,239,543	87,586,108
PPL Corp.	4,514,117	128,832,899
Praxair, Inc.	2,378,216	222,315,632
Precision Castparts Corp.	1,125,311	174,940,848
priceline.com, Inc.(a)	388,266	174,510,036
Principal Financial Group, Inc.	2,511,353	56,932,373
Progress Energy, Inc.	2,303,522	119,138,158
ProLogis, Inc.	3,552,585	86,150,186
Prudential Financial, Inc.	3,816,856	178,857,872
Public Service Enterprise Group, Inc.	3,962,067	132,214,176
Public Storage, Inc.	1,112,581	123,885,894
Pulte Group, Inc.(a)	2,643,249	10,440,834
QEP Resources, Inc.	1,376,855	37,271,465
QUALCOMM, Inc.	13,192,458	641,549,233
Quanta Services, Inc.(a)	1,687,590	31,709,816
Quest Diagnostics, Inc.	1,230,428	60,733,926
R.R. Donnelley & Sons Co.	1,460,759	20,625,917
Ralph Lauren Corp.	503,841	65,348,178
Range Resources Corp.	1,254,503	73,338,245
Raytheon Co.	2,785,875	113,858,711
Red Hat, Inc.(a)	1,511,984	63,896,444
Regions Financial Corp.	9,836,413	32,755,255
Republic Services, Inc.	2,520,506	70,725,398
Reynolds American, Inc.	2,637,261	98,844,542
Robert Half International, Inc.	1,146,501	24,328,751
Rockwell Automation, Inc.	1,128,626	63,203,056

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stocks	Shares	Value

Rockwell Collins, Inc.	1,205,032	$63,577,488
Roper Industries, Inc.	746,554	51,445,036
Ross Stores, Inc.	917,035	72,161,484
Rowan Co., Inc.(a)	997,071	30,101,573
Ryder System, Inc.	401,617	15,064,654
Safeway, Inc.	2,772,682	46,109,702
SAIC, Inc.(a)	2,182,582	25,776,293
Salesforce.com, Inc.(a)	1,070,749	122,365,196
SanDisk Corp.(a)	1,864,267	75,223,173
Sara Lee Corp.	4,583,967	74,947,860
SCANA Corp.	894,283	36,173,747
Schlumberger, Ltd.	10,584,444	632,208,840
Scripps Networks Interactive (Class A)	778,072	28,920,936
Sealed Air Corp.	1,250,545	20,884,102
Sears Holdings Corp.(a)	301,823	17,360,859
Sempra Energy	1,872,383	96,427,724
Sherwin-Williams Co.	692,420	51,460,654
Sigma-Aldrich Corp.	955,409	59,034,722
Simon Property Group, Inc.	2,294,710	252,372,206
SLM Corp.	4,129,297	51,409,748
Snap-on, Inc.	455,890	20,241,516
Southern Co.	6,737,235	285,456,647
Southwest Airlines Co.	6,195,353	49,810,638
Southwestern Energy Co.(a)	2,720,862	90,686,330
Spectra Energy Corp.	5,083,835	124,706,473
Sprint Nextel Corp.(a)	23,403,144	71,145,558
St. Jude Medical, Inc.	2,571,855	93,075,432
Stanley Black & Decker, Inc.	1,314,812	64,557,269
Staples, Inc.	5,577,884	74,185,857
Starbucks Corp.	5,862,696	218,619,934
Starwood Hotels & Resorts Worldwide, Inc.	1,525,885	59,234,856
State Street Corp.(b)	3,942,241	126,782,471
Stericycle, Inc.(a)	671,552	54,207,677
Stryker Corp.	2,610,214	123,019,386
Sunoco, Inc.	846,510	26,250,275
SunTrust Banks, Inc.	4,199,219	75,375,981
SUPERVALU, Inc.	1,661,291	11,064,198
Symantec Corp.(a)	5,908,744	96,312,527
Sysco Corp.	4,658,128	120,645,515
T. Rowe Price Group, Inc.	2,031,828	97,060,424
Target Corp.	5,294,802	259,657,090
TECO Energy, Inc.	1,681,886	28,810,707
Tellabs, Inc.	2,842,733	12,195,325
Tenet Healthcare Corp.(a)	3,803,378	15,707,951
Teradata Corp.(a)	1,324,771	70,914,992
Teradyne, Inc.(a)	1,454,972	16,019,242
Tesoro Corp.(a)	1,112,006	21,650,757
Texas Instruments, Inc.	9,082,049	242,036,606
Textron, Inc.	2,152,752	37,974,545
The AES Corp.(a)	5,136,696	50,134,153
The Allstate Corp.	4,090,360	96,900,628
The Bank of New York Mellon Corp.	9,714,453	180,591,681
The Boeing Co.	5,819,773	352,154,464
The Charles Schwab Corp.	8,474,594	95,508,674
The Coca-Cola Co.	18,010,823	1,216,811,202
The Dow Chemical Co.	9,276,635	208,353,222
The Estee Lauder Cos., Inc. (Class A)	891,816	78,337,117
The Gap, Inc.	2,703,277	43,901,218
The Goldman Sachs Group, Inc.	3,965,848	374,970,928
The Goodyear Tire & Rubber Co.(a)	1,903,715	19,208,484
The Hershey Co.	1,199,155	71,037,942
The Home Depot, Inc.	12,268,784	403,274,930
The Interpublic Group of Cos., Inc.	3,827,911	27,560,959
The JM Smucker Co.	908,495	66,220,201
The Kroger Co.	4,744,855	104,197,016
The McGraw-Hill Cos., Inc.	2,383,466	97,722,106
The Mosaic Co.	2,149,872	105,279,232
The NASDAQ OMX Group, Inc.(a)	990,662	22,923,919
The Procter & Gamble Co.	21,552,554	1,361,690,362
The Progressive Corp.	5,010,009	88,977,760
The Travelers Cos., Inc.	3,275,988	159,638,895
The Walt Disney Co.	14,556,281	439,017,435
The Washington Post Co. (Class B)	40,369	13,199,452
The Western Union Co.	4,954,343	75,751,904
The Williams Cos., Inc.	4,600,085	111,966,069
Thermo Fisher Scientific, Inc.(a)	2,997,573	151,797,097
Tiffany & Co.	998,896	60,752,855
Time Warner Cable, Inc.	2,547,758	159,667,994
Time Warner, Inc.	8,190,524	245,470,004
Titanium Metals Corp.	707,556	10,599,189
TJX Cos., Inc.	2,988,409	165,767,047
Torchmark Corp.	822,831	28,683,889
Total System Services, Inc.	1,272,793	21,548,385
Tyco International Ltd.	3,668,030	149,472,222
Tyson Foods, Inc. (Class A)	2,335,605	40,546,103
U.S. Bancorp	15,068,723	354,717,739
Union Pacific Corp.	3,836,465	313,324,097
United Parcel Service, Inc. (Class B)	7,693,378	485,836,821
United States Steel Corp.	1,125,588	24,774,192
United Technologies Corp.	7,128,105	501,533,468
UnitedHealth Group, Inc.	8,441,368	389,315,892
Unum Group	2,409,676	50,506,809

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stocks	Shares	Value

Urban Outfitters, Inc.(a)	974,615	$21,753,407
V.F. Corp.	684,520	83,182,870
Valero Energy Corp.	4,459,853	79,296,186
Varian Medical Systems, Inc.(a)	917,967	47,881,159
Ventas, Inc.	2,250,152	111,157,509
VeriSign, Inc.	1,319,737	37,757,676
Verizon Communications, Inc.	22,223,991	817,842,869
Viacom, Inc. (Class B)	4,506,307	174,574,333
Visa, Inc. (Class A)	4,012,564	343,956,986
Vornado Realty Trust	1,457,236	108,738,950
Vulcan Materials Co.	1,006,467	27,738,231
W.W. Grainger, Inc.	478,498	71,554,591
Wal-Mart Stores, Inc.	13,798,274	716,130,421
Walgreen Co.	7,102,153	233,589,812
Waste Management, Inc.	3,714,459	120,942,785
Waters Corp.(a)	715,738	54,031,062
Watson Pharmaceuticals, Inc.(a)	992,714	67,752,731
WellPoint, Inc.	2,828,575	184,649,376
Wells Fargo & Co.	41,448,698	999,742,596
Western Digital Corp.(a)	1,814,769	46,675,859
Weyerhaeuser Co.	4,208,415	65,440,853
Whirlpool Corp.	596,845	29,788,534
Whole Foods Market, Inc.	1,241,643	81,091,704
Windstream Corp.	4,004,248	46,689,532
Wisconsin Energy Corp.	1,832,234	57,330,602
Wyndham Worldwide Corp.	1,287,116	36,695,677
Wynn Resorts, Ltd.	629,292	72,418,923
Xcel Energy, Inc.	3,786,911	93,498,833
Xerox Corp.	10,938,186	76,239,156
Xilinx, Inc.	2,077,224	56,999,027
XL Group PLC	2,577,413	48,455,364
Yahoo!, Inc.(a)	9,894,449	130,210,949
Yum! Brands, Inc.	3,641,289	179,843,264
Zimmer Holdings, Inc.(a)	1,504,197	80,474,540
Zions Bancorporation	1,442,987	20,302,827

Total Common Stocks(d) (Cost $96,435,605,854)		$80,792,014,610

(a)	Non-income producing security
(b)	Affiliate of the Trustee. See the table below for more information.
(c)	Affiliate of the Sponsor
(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

Investments in Affiliates of the Trustee and the Sponsor
SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Amounts related to these investments at September 30, 2011, and for the year then ended are (Note 3):

								Number
	Number of							of Shares
	Shares Held	Cost at	Value at	Purchased		Sold		Held at	Value at	Dividend	Realized
	at 9/30/10	9/30/10	9/30/10	Cost	Shares	Proceeds	Shares	9/30/11	9/30/11	Income	Gain

State Street Corp.	3,790,256	$173,797,049	$142,741,041	$345,038,987	8,294,767	$339,307,886	8,142,782	3,942,241	$126,782,471	$2,135,138	$3,948,658
NYSE Euronext	1,971,626	58,879,912	56,329,355	135,735,634	4,287,903	133,226,208	4,215,714	2,043,815	47,498,261	2,444,024	10,155,580

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2011

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2011*

PERCENT OF
INDUSTRY	NET ASSETS**

Oil, Gas & Consumable Fuels	9.74%
Pharmaceuticals	6.21
Computers & Peripherals	4.80
IT Services	4.01
Software	3.89
Insurance	3.59
Media	3.06
Diversified Telecommunication Services	2.96
Diversified Financial Services	2.90
Beverages	2.78
Aerospace & Defense	2.69
Commercial Banks	2.55
Industrial Conglomerates	2.48
Food & Staples Retailing	2.41
Household Products	2.46
Semiconductors & Semiconductor Equipment	2.38
Electric Utilities	2.15
Health Care Providers & Services	2.13
Chemicals	2.11
Communications Equipment	2.06
Food Products	1.98
Hotels, Restaurants & Leisure	1.98
Health Care Equipment & Supplies	1.91
Specialty Retail	1.90
Capital Markets	1.88
Energy Equipment & Services	1.87
Tobacco	1.87
Internet Software & Services	1.84
Machinery	1.84
Real Estate Investment Trusts (REITs)	1.73
Multi-Utilities	1.53
Biotechnology	1.34
Internet & Catalog Retail	1.09
Air Freight & Logistics	1.00
Metals & Mining	0.93
Consumer Finance	0.81
Road & Rail	0.81
Multiline Retail	0.78
Textiles, Apparel & Luxury Goods	0.64
Commercial Services & Supplies	0.48
Life Sciences Tools & Services	0.45
Electrical Equipment	0.44
Automobiles	0.43
Electronic Equipment, Instruments & Components	0.35
Wireless Telecommunication Services	0.32
Household Durables	0.25
Auto Components	0.20
Independent Power Producers & Energy Traders	0.19%
Personal Products	0.18
Trading Companies & Distributors	0.18
Construction & Engineering	0.16
Paper & Forest Products	0.14
Containers & Packaging	0.13
Leisure Equipment & Products	0.12
Diversified Consumer Services	0.11
Health Care Technology	0.10
Professional Services	0.10
Gas Utilities	0.09
Office Electronics	0.09
Distributors	0.08
Thrifts & Mortgage Finance	0.07
Airlines	0.06
Real Estate Management & Development	0.04
Construction Materials	0.03
Building Products	0.02
Other Assets & Liabilities	0.10

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of Total Net Assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statement of Assets and Liabilities
September 30, 2011

ASSETS
Investments in unaffiliated issuers, at value	$80,617,733,878
Investments in affiliates of the Trustee and the Sponsor, at value	174,280,732

Total investments	80,792,014,610
Cash	458,018,173
Dividends receivable — unaffiliated issuers	116,058,216
Dividends receivable — affiliated issuers	711,569

Total Assets	81,366,802,568

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	230,765
Income distribution payable	477,856,841
Accrued Trustee expense	2,913,321
Accrued expenses and other liabilities	20,541,703

Total Liabilities	501,542,630

NET ASSETS	$80,865,259,938

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$103,984,676,328
Distribution in excess of net investment income	(478,294,653)
Accumulated net realized loss on investments	(6,997,530,493)
Net unrealized depreciation on investments	(15,643,591,244)

NET ASSETS	$80,865,259,938

NET ASSET VALUE PER UNIT	$113.12

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	714,832,116

COST OF INVESTMENTS:
Unaffiliated issuers	$96,180,584,128
Affiliates of the Trustee and the Sponsor	255,021,726

Total Cost of Investments	$96,435,605,854

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Operations

	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2011	2010	2009

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,783,414,525	$1,516,348,569	$1,899,322,298
Dividend income — affiliates of the Trustee and the Sponsor	4,579,162	155,923	2,239,900

Total Investment Income	1,787,993,687	1,516,504,492	1,901,562,198

EXPENSES
Trustee expense	49,583,282	40,693,484	37,299,801
S&P license fee	27,574,288	21,931,368	21,492,906
Marketing expense	17,790,322	14,620,912	14,233,147
Legal and audit services	262,513	422,917	277,642
Other expenses	1,438,294	1,543,741	1,050,269

Total Expenses	96,648,699	79,212,422	74,353,765
Trustee expense waiver	(12,589,426)	(10,128,612)	(7,102,147)

Net Expenses	84,059,273	69,083,810	67,251,618

NET INVESTMENT INCOME	1,703,934,414	1,447,420,682	1,834,310,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	12,378,051,573	16,730,164,234	(44,584,311,986)
Investment transactions — affiliates of the Trustee and the Sponsor	14,104,238	8,836,491	(166,785,981)
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(13,392,528,820)	(11,825,602,638)	29,208,992,488
Investment transactions — affiliates of the Trustee and the Sponsor	(49,684,986)	(66,024,806)	90,665,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,050,057,995)	4,847,373,281	(15,451,439,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$653,876,419	$6,294,793,963	$(13,617,129,094)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2011	2010	2009

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,703,934,414	$1,447,420,682	$1,834,310,580
Net realized gain (loss) on investment transactions	12,392,155,811	16,739,000,725	(44,751,097,967)
Net change in unrealized appreciation (depreciation)	(13,442,213,806)	(11,891,627,444)	29,299,658,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	653,876,419	6,294,793,963	(13,617,129,094)

NET EQUALIZATION CREDITS AND CHARGES	136,345,475	102,137,436	79,929,657

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,859,515,384)	(1,549,861,683)	(1,938,730,332)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	442,329,234,719	400,829,082,743	343,468,772,184
Proceeds from reinvestment of distributions	—	2,216,596	12,270,791
Cost of Units repurchased	(438,449,217,218)	(399,041,216,070)	(349,232,583,429)
Net income equalization (Note 2)	(136,345,475)	(102,137,436)	(79,929,657)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	3,743,672,026	1,687,945,833	(5,831,470,111)

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	2,674,378,536	6,535,015,549	(21,307,399,880)
NET ASSETS AT BEGINNING OF PERIOD	78,190,881,402	71,655,865,853	92,963,265,733

NET ASSETS AT END OF PERIOD*	$80,865,259,938	$78,190,881,402	$71,655,865,853

UNIT TRANSACTIONS:
Units sold	3,550,100,000	3,614,350,000	3,788,050,000
Units issued from reinvestment of distributions	—	21,395	135,148
Units redeemed	(3,520,350,000)	(3,607,000,000)	(3,908,300,000)

NET INCREASE (DECREASE)	29,750,000	7,371,395	(120,114,852)

* Includes undistributed (distribution in excess of) net investment income	$(478,294,653)	$(426,704,977)	$(336,373,142)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$114.13	$105.73	$116.52	$152.48	$133.53

Investment Operations:
Net investment income(1)	2.42	2.20	2.32	2.72	2.66
Net realized and unrealized gain (loss) on investments	(1.16)	8.24	(10.90)	(36.28)	18.75

Total from investment operations	1.26	10.44	(8.58)	(33.56)	21.41

Net equalization credits and charges(1)	0.19	0.16	0.10	0.38	0.26

Less distributions from:
Net investment income	(2.46)	(2.20)	(2.31)	(2.78)	(2.72)

Net asset value, end of year	$113.12	$114.13	$105.73	$116.52	$152.48

Total investment return(2)	1.01%	10.08%	(6.90)%	(21.84)%	16.31%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.92%	1.98%	2.58%	1.99%	1.86%
Total expenses(3)	0.09%	0.09%	0.09%	0.09%	0.08%
Total expenses excluding Trustee earnings credit	0.11%	0.11%	0.10%	0.11%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.11%	0.10%	0.11%	0.12%
Portfolio turnover rate(4)	3.72%	5.38%	6.68%	4.56%	2.95%
Net assets, end of year (000’s)	$80,865,260	$78,190,881	$71,655,866	$92,963,266	$78,638,467

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per unit data for the year.

(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.

(3)	Net of expenses waived by the Trustee.

(4)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Notes to Financial Statements
September 30, 2011

Note 1 —	Organization
SPDR S&P 500 ETF Trust (the “Trust”), is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (“Trust Agreement”), PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On February 15, 2011, NYSE Euronext (the parent of the Sponsor) and Deutsche Börse AG announced that they have entered into a business combination agreement which was subsequently approved by their shareholders. This transaction is subject to approval by the relevant regulatory authorities in the U.S. and Europe, and other closing conditions.

Note 2 —	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation
The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2011

Note 2 —	Significant Accounting Policies – (continued)

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1— quoted prices in active markets for identical investments

•	Level 2— other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investment by industry.

Subsequent Events
Events or transactions occurring after the year end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Investment Risk
The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2011

Note 2 —	Significant Accounting Policies – (continued)

The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security were removed from the S&P 500 Index.

Investment Transactions
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders
The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization
The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York. The Trust recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There was none for the year ending September 30, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2011

Note 2 —	Significant Accounting Policies – (continued)

used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

During the year ended September 30, 2011, the Trust reclassified $12,641,134,512 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2011, the cost of investments for federal income tax purposes was $96,445,880,545, accordingly, gross unrealized appreciation was $419,652,769 and gross unrealized depreciation was $16,073,518,704, resulting in net unrealized depreciation of $15,653,865,935.

At September 30, 2011, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2012	$445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023

During the tax year ended September 30, 2011, the Trust utilized capital loss carryforwards of $8,340,898 and had $1,522,493,122 of capital loss carryforwards expire.

The tax character of distributions paid during the year ended September 30, 2011 was $1,859,515,384 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2010 was $1,549,861,683 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2009 was $1,938,730,332 of ordinary income.

As of September 30, 2011, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0, undistributed long term capital gain of $0 and unrealized depreciation of $15,653,865,935.

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occuring on the first day of the following fiscal year. The Trust incurred losses of $270,413,504 during the period November 1, 2010 through September 30, 2011 that are deferred for tax purposes until fiscal year 2012.

Note 3 —	Transactions with the Trustee and Sponsor
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2011

Note 3 —	Transactions with the Trustee and Sponsor – (continued)

portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2011:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust

$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2011, the Adjustment Amount reduced the Trustee’s fee by $4,554,633. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,185,027 and a Trustee earnings credit of $369,606.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2012, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such waivers by the Trustee for the years ended September 30, 2009, September 30, 2010 and September 30, 2011 was $7,102,147, $10,128,612 and $12,589,426, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor’s Financial Services LLC (“S&P”), an affiliate of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC (“SSGM”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the portfolio and to use certain trade names and trademarks of S&P in connection with the portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

The Sponsor has entered into an agreement with SSGM (the “Marketing Agent”) pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at September 30, 2011 is listed in the Schedule of Investments.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2011

Note 4 —	Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the transaction fee plus an additional amount not to exceed three (3) times the transaction fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 —	Investment Transactions
For the year ended September 30, 2011, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $186,478,194,301, $182,738,725,663, $3,518,063,862, and $3,273,247,942, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $12,679,722,207.

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of
SPDR S&P 500 ETF Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P 500 ETF Trust (the “Trust”) at September 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2011

SPDR S&P 500 ETF Trust
Other Information
September 30, 2011 (Unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2011 is 99.79%.

For the fiscal year ended September 30, 2011 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2011 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
AS OF SEPTEMBER 30, 2011

	Bid/Ask Price			Bid/Ask Price
	Above NAV			Below NAV
	50 - 99	100 - 199	> 200	50 - 99	100 - 199	> 200
	BASIS	BASIS	BASIS	BASIS	BASIS	BASIS
	POINTS	POINTS	POINTS	POINTS	POINTS	POINTS

2011	0	0	0	0	0	0
2010	0	0	0	0	0	0
2009	0	0	0	0	0	0
2008	3	4	1	5	1	0
2007	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cummulative Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	1.01%	−5.96%	30.99%
Return Based on Bid/Ask Price	1.05%	−5.95%	30.89%
S&P 500 Index	1.14%	−5.76%	32.00%

Average Annual Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	1.01%	−1.22%	2.74%
Return Based on Bid/Ask Price	1.05%	−1.22%	2.73%
S&P 500 Index	1.14%	−1.18%	2.82%

(1)	The Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust’s NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

SPDRAR